COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Deposits (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Non-financial sector	$ 7,911,255	$ 7,447,131
Financial sector	57,416	38,253
Current accounts	16,891,003	14,819,309
Savings accounts	102,845,465	54,445,823
Time deposits and investments accounts	46,113,056	40,457,410
Others	4,823,399	3,968,329
Deposits	$ 178,641,594	$ 121,176,255